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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                                   MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number: 811-22187

                            Pax World Funds Trust II
               (Exact name of registrant as specified in charter)

         30 Penhallow Street, Suite 400, Portsmouth, New Hampshire 03801
               (Address of principal executive offices) (Zip code)

                                 Joseph F. Keefe
                            Pax World Management LLC
                         30 Penhallow Street, Suite 400
                         Portsmouth, New Hampshire 03801
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 767-1729

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010
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Item 1. Proxy Voting Record.

                               VOTE SUMMARY REPORT
            May 18, 2010 (commencement of operations) - June 30, 2010

ESG SHARES NORTH AMERICA SUSTAINABILITY INDEX ETF

The ESG Shares North America Sustainability Index ETF did not hold any securities for which it voted a proxy during the reporting period.
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Trust II


By: /s/ Joseph F. Keefe
    --------------------------------
    Joseph F. Keefe
    President

Date: August 18, 2010